Financial obligations - Movement of the debt excluding interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 04, 2025
Disclosure of Financial obligations [Line Items]
Beginning balance	$ 626,782	$ 706,580	$ 738,534
Cost of debt issuance	(15,657)	0	0
Amortization of debt issuance costs in results, note 28(a)	2,062	2,122	2,082
Derecognition of bonds issuance Senior Notes, at 5.50%, note 28(a)	$ 3,289	0	0
Percentage of derecognition of bonds issuance senior notes	5.50%
Payments	$ (6,750)	(79,602)	(31,034)
Reversal of the amortized cost of the syndicated loan	0	0	(85)
Amortization of debt issuance costs in results, note 28(a)	0	700	155
Additions and estimate changes	2,640	497	1,137
Accretion expense, note 28(a)	667	623	266
Payments	(3,366)	(4,138)	(4,475)
Final balance	709,667	626,782	706,580
Senior Notes At 6.80 Percent Due 2032
Disclosure of Financial obligations [Line Items]
Issuance of bonds Senior Notes 6.80%	$ 650,000	0	0
Borrowings rate of interest	6.80%			6.80%
Senior Notes at 5.50 Percent Due 2026
Disclosure of Financial obligations [Line Items]
Payment of bonds Senior Notes 5.50%	$ (550,000)	$ 0	$ 0
Borrowings rate of interest	5.50%